Schedule of Options Outstanding (Details) - USD ($) shares in Thousands, $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Options outstanding, beginning balance	913,856	728,603
Weighted average exercise price, beginning balance	$ 1	$ 1
Aggregate Intrinsic value, begining balance	$ 3,199
Options, Granted - under the Plan		511,440
Weighted average exercise price, granted		$ 1
Options, Exercised - under the Plan	(613,510)	(6,648)
Weighted average exercise price, exercised	$ 1	$ 1
Options, cancelled	(300,346)	(319,539)
Weighted average exercise price, cancelled	$ 1	$ 1
Aggregate Intrinsic value, ending balance		$ 3,199
Options outstanding, ending balance		913,856
Weighted average exercise price, ending balance		$ 1
Options vested and exercisable
Weighted average exercise price, vested and exercisable
Aggregate Intrinsic value, exercisable